DEPOSITS (Details) In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2010 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2009 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2010 Foreign Deposits [Member] EUR (€)	Dec. 31, 2009 Foreign Deposits [Member] EUR (€)
Public sector				€ 3,221,218	€ 151,123	€ 131,267	€ 176,785
Private sector:
Corporations				3,268,323	3,690,658	6,687,729	4,996,019
Individuals				42,006,925	47,855,096	10,113,819	8,620,645
Interbank				24,261,740	11,660,997	1,607,811	4,984,526
Total interest bearing deposits	131,251,915	91,298,832	82,135,849	72,758,206	63,357,874	18,540,626	18,777,975
Public sector				132,164	1,908,245	47,256	46,793
Private sector:
Corporations				666,511	1,772,987	721,179	618,753
Individuals				261,623	537,288	510,278	524,595
Interbank				55,005	121,529	202,633	168,372
Total non-interest bearing deposits	3,732,963	2,596,649	5,698,562	1,115,303	4,340,049	1,481,346	1,358,513
Public sector				3,353,382	2,059,368	178,523	223,578
Private sector:
Corporations				3,934,834	5,463,645	7,408,908	5,614,772
Individuals				42,268,548	48,392,384	10,624,097	9,145,240
Interbank				24,316,745	11,782,526	1,810,444	5,152,898
Total deposits	134,984,878	93,895,481	87,834,411	73,873,509	67,697,923	20,021,972	20,136,488
Deposits Textual Details [Abstract]
Euro approximation of USD 100,000 (according to the Noon Buying Rate of US$1.00 = EUR 0.6956 on May 31, 2011).		69,560
The aggregate amount of short-term certificates of deposit (each with minimum denomination of EUR 69,560, which approximates USD 100,000).		539,376
Interest bearing deposits with scheduled maturities in excess of one year.		656,107
Group interest bearing deposits, for which the Group has elected the fair value option, because they have embedded derivatives.		1,240,756	808,669
Losses included in Net trading loss, relating to fair value changes of interest bearing deposits with embedded derivatives.		(12,389)	(13,462)
Funding from the European Central Bank (through the Bank of Greece) which is Included in domestic interest bearing deposits.		€ 24,214,517	€ 11,049,792